Parent only financial information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed statements of comprehensive loss
Research and development expenses	$ 66,416	¥ 481,600	¥ 643,991	$ 183,802	¥ 1,332,800	¥ 1,209,580	¥ 706,018
General and administrative expenses	52,038	377,343	425,441	168,744	1,223,610	525,041	215,008
Interest income (including related parties: nil, RMB717 and RMB9,069 for the years ended December 31, 2020, 2021 and 2022, respectively)	2,466	17,885	5,257	1,906	13,820	13,655	28,480
Interest expenses (including related parties: RMB872, RMB212 and RMB18,808 for the years ended December 31, 2020, 2021 and 2022, respectively)	5,272	38,228	15,835	6,143	44,543	131,585	59,128
Foreign currency exchange gains (losses), net	(4,780)	(34,659)	(10,656)	(2,512)	(18,216)	18,315	54,842
Change in fair value of an equity security	3,823	27,722		(2,323)	(16,843)
Income (loss) from equity method investments	(3,505)	(25,414)	(52,493)	(9,919)	(71,928)	(3,891)	148
Loss before income taxes	(56,681)	(411,001)	(586,733)	(217,626)	(1,578,081)	(1,169,897)	(439,776)
Income tax expenses	45	326	7,925	4,008	29,065	6,861	228
Net loss attributable to ECARX Holdings Inc	$ (52,487)	¥ (380,586)	¥ (581,481)	$ (215,706)	(1,564,164)	(1,173,955)	(439,659)
Parent Company [Member]
Condensed statements of comprehensive loss
General and administrative expenses					(26,005)	(17,660)
Interest income (including related parties: nil, RMB717 and RMB9,069 for the years ended December 31, 2020, 2021 and 2022, respectively)					6,565	885	431
Interest expenses (including related parties: RMB872, RMB212 and RMB18,808 for the years ended December 31, 2020, 2021 and 2022, respectively)					(3,132)	(514)
Foreign currency exchange gains (losses), net					(14,459)	12,478	55,213
Change in fair value of an equity security					(16,843)
Income (loss) from equity method investments					(1,511,004)	(1,170,450)	(495,303)
Loss before income taxes					(1,564,878)	(1,175,261)	(439,659)
Net loss attributable to ECARX Holdings Inc					¥ (1,564,878)	¥ (1,175,261)	¥ (439,659)